Debt (Details Narrative) - USD ($)																								1 Months Ended	3 Months Ended			12 Months Ended
	Feb. 23, 2021	Feb. 02, 2021	Jan. 25, 2021	Jan. 20, 2021	Dec. 29, 2020	Dec. 23, 2020	Nov. 17, 2020	Oct. 07, 2020	Jul. 29, 2020	May 28, 2020	May 19, 2020	May 04, 2020	Apr. 15, 2020	Apr. 07, 2020	Feb. 21, 2020	Jan. 17, 2020	Jan. 15, 2020	Jan. 15, 2020	Jan. 10, 2020	Jan. 02, 2020	Dec. 04, 2019	Nov. 18, 2019	Nov. 12, 2019	Apr. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jan. 29, 2021	Jan. 28, 2021	Jan. 15, 2021
Common stock, par value																									$ 0.001			$ 0.001	$ 0.001
Cash compensation																									$ 8,697,502	$ 1,319,511		$ 3,241,554	$ 2,299,915
Beneficial conversion option																									11,516,692	201,324		2,542,458	387,280
Debt instrument, unamortized discount																									10,000,762			349,341
Proceeds from notes																									73,000	950,000		1,944,479	2,482,500
Interest expense																										12,694,933	$ 723,957	3,378,130	1,298,168
Interest expense, related party																										76,634	$ 76,634	314,415	320,781
Maximum [Member]
Receivables sold															$ 1,250,000
Receivables borrowing, percentage															85.00%									80.00%
Fee percentage of invoices financed															2.00%									2.00%
Minimum [Member]
Fee percentage of invoices financed															1.00%									1.00%
Common Stock [Member]
Beneficial conversion option																									$ 5,878	$ 160		$ 1,284	286
Stock received																									(153,005)	(153,005)		(153,005)
Senior Convertible Notes Payable [Member]
Convertible notes payable																									$ 1,421,509			$ 1,738,754	$ 1,061,495
Convertible Notes Payable [Member]
Debt instrument, interest rate	6.00%		6.00%
Debt instrument, maturity date	Feb. 23, 2022
Debt instrument, conversion price	$ 4.847		$ 2.00
Debt instrument, conversion rate	12.00%		12.00%
Cash compensation description	The Placement Agent received cash compensation of $900,000 (8% of the gross proceeds to the Company plus an additional 1% of the gross proceeds to the Company for non-accountable expenses).		The Placement Agent received cash compensation of $1,080,000 (8% of the gross proceeds to the Company plus an additional 1% of the gross proceeds to the Company for non-accountable expenses).
Cash compensation	$ 900,000		$ 1,080,000
Debt instrument, term			12 months
Convertible Notes Payable [Member] | Warrant [Member] | Holder [Member]
Warrants price	$ 3.722		$ 2.00
Warrants purchase	1,650,346		480,000
Warrants expiration date	Feb. 23, 2026		Jan. 25, 2026
10% Senior Secured Note [Member] | 32 Entertainment LLC [Member]
Debt instrument, maturity date																					Dec. 04, 2020
Debt instrument, face amount																					$ 250,000
Proceeds from notes																					$ 250,000
Stock issued during period, shares																					10,000
Replacement Note [Member]
Debt instrument, face amount											$ 200,000
Debt interest rate											16.00%
Debt total principal payment										$ 56,250
Debt interest payment										6,250
Debt principal payment										$ 50,000
Replacement Note [Member] | Restricted Stock Unit [Member]
Stock received										40,000
Securities Purchase Agreement [Member]
Warrants term																														5 years
Debt total principal payment																															$ 260,233
Securities Purchase Agreement [Member] | Investor [Member] | BHP Capital NY Inc [Member]
Debt instrument, conversion price														$ 2.05
Debt instrument, face amount														$ 168,000
Debt instrument, unamortized discount														18,000
Proceeds from notes														$ 150,000
Stock issued during period, shares														10,700
Debt conversion description														Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower's securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Alternate Conversion Price" shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices ("VWAP") during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). "Market Price" means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. The Note increased 130% due to the occurrence of the default but was subsequently paid in full on February 26, 2021.
Debt instrument, description														The Note has a term of six (6) months, is due on October 7, 2020 and has a one-time interest charge of 2%.
Securities Purchase Agreement [Member] | Senior Convertible Notes Payable [Member]
Convertible notes payable	$ 10,000,000		$ 12,000,000
Securities Purchase Agreement [Member] | Senior Convertible Notes Payable [Member] | Investor [Member]
Debt conversion principal amount			11,000,000
Debt conversion interest converted			$ 39,190
Shares issued upon debt conversion			5,519,595
Securities Purchase Agreement [Member] | Senior Convertible Notes Payable [Member] | Common Stock [Member]
Warrants term	5 years		5 years
Securities Purchase Agreement [Member] | Senior Convertible Notes Payable [Member] | Warrant [Member]
Common stock, par value	$ 0.001		$ 0.001
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member]
Debt instrument, interest rate									2.00%					2.00%
Debt instrument, maturity date									Jan. 29, 2021					Oct. 07, 2020
Debt instrument, term									6 months					6 months
Debt instrument, face amount									$ 224,000					$ 168,000
Debt instrument, unamortized discount									$ 24,000					$ 18,000
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | BHP Capital NY Inc [Member]
Debt instrument, interest rate														2.00%
Debt instrument, maturity date														Oct. 07, 2020
Debt instrument, term														6 months
Debt instrument, face amount														$ 168,000
Debt instrument, unamortized discount														18,000
Proceeds from notes														$ 150,000
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | Investor [Member]
Stock issued during period, shares									14,266					10,700
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member] | Investor [Member] | BHP Capital NY Inc [Member]
Stock issued during period, shares														10,700
Purchase Agreementt [Member] | Warrant [Member] | Investor [Member]
Investor purchase percent	900.00%		250.00%
Warrants price	$ 3.722		$ 2.00
Warrants purchase	18,568,188		15,000,000
Forbearance Agreement [Member] | Investor [Member]
Debt conversion principal amount		$ 54,830				$ 45,000
Debt conversion interest converted						$ 750
Shares issued upon debt conversion		54,830			41,730
Debt instrument, face amount				$ 43,041	$ 45,000			$ 45,000																								$ 98,532
Stock issued during period, shares				27,415	41,730			41,730
Debt conversion description								Under the terms of the Forbearance Agreement, the Investor has requested and the Company has agreed to temporarily forebear, until the earlier of (i) December 9, 2020 or (ii) at such time as a default shall occur under and pursuant to the Purchase Agreement, the Note or the Forbearance Agreement, from exercising its right to convert amounts due under the Note into Common Stock of the Company, in exchange for a one time cash payment forbearance fee equal to $12,500 paid upon execution of the Forbearance Agreement.
Payment of debt								$ 12,500
Loan Agreement [Member]
Debt instrument, interest rate																				1.50%
Loans payable																				$ 400,000
Loan Agreement [Member] | Sook Hyun Lee [Member] | ED Roses, LLC [Member]
Debt instrument, interest rate																				15.00%
Warrants expiration date																				Apr. 15, 2020
Loans payable																				$ 150,000
Commitment fee																				$ 30,000
Common stock in reserve																				75,000
5% Promissory Note Agreement [Member] | Ralls Note [Member]
Warrants purchase																			125,000
Warrants expiration date																			Jul. 10, 2020
Debt instrument, face amount																			$ 267,000
Debt instrument, unamortized discount																			17,000
Payment of debt																			250,000
Issuance of warrants purchase value																			$ 86,725
5% Promissory Note Agreement [Member] | Solit Note [Member]
Warrants purchase																	50,000	50,000
Warrants expiration date																	Jul. 15, 2020	Jul. 15, 2020
Debt instrument, face amount																	$ 107,000	$ 107,000
Debt instrument, unamortized discount																	7,000	7,000
Payment of debt																	100,000	100,000
Issuance of warrants purchase value																	$ 31,755	$ 31,755
5% Promissory Note Agreement [Member] | 'O'Leary Note [Member]
Warrants purchase																25,000
Warrants expiration date																Jul. 17, 2020
Debt instrument, face amount																$ 53,500
Debt instrument, unamortized discount																3,500
Payment of debt																50,000
Issuance of warrants purchase value																$ 16,797
Paycheck Protection Program [Member]
Debt instrument, interest rate												1.00%	1.00%
Debt instrument, maturity date												May 04, 2022	Apr. 15, 2022
Proceeds from loans payable												$ 62,500	$ 789,852
Inventory Management Agreement [Member]
Advance from vendors							$ 239,283
Receivables financing																									0
Inventory Management Agreement [Member] | President [Member]
Ownership percentage							45.00%
Receivables Purchase Agreement [Member]
Receivables sold																						$ 337,500	$ 250,000
Proceeds from receivables																						$ 250,000	$ 200,000
Credit Agreement [Member]
Debt instrument, face amount																									2,500,000
Line of credit																									$ 1,133,652
Debt instrument, description																									The Note shall accrue interest at 3% per annum and have a maturity date of six (6) months. In the event of a default, any and all amounts due to PPE by Global, including principal and accrued but unpaid interest, shall increase by forty (40%) percent and the interest shall increase to five (5%) percent (the "Default Interest").